CONVERTIBLE DEBT (Details 2) - Common Stock Purchase [Member] - Warrant [Member]	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend Yield [Member]
Debt instrument measurement input		0
Expected Life (Years) [Member]
Debt instrument maturity terms		5 years	0 years
Risk-Free Rate [Member]
Debt instrument measurement input
Risk-Free Rate [Member] | Minimum [Member]
Debt instrument measurement input		1.68
Risk-Free Rate [Member] | Maximum [Member]
Debt instrument measurement input		(1.69)
Expected Volatility [Member]
Debt instrument measurement input
Expected Volatility [Member] | Minimum [Member]
Debt instrument measurement input		445.01
Expected Volatility [Member] | Maximum [Member]
Debt instrument measurement input		(453.08)